Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash ﬂow before M&A	kr 22.3	kr 7.6
Positive net cash	kr 41.9	kr 34.5
Moody's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	Ba1, stable	Ba2,positive
Standard and Poor's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, stable	BB+,positive
Fitch [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, stable	BBB-, stable